UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  100 West Road
          Suite 418
          Towson, MD 21204

Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Towson, MD                   10/10/05

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   25

Form 13F Information Table Value Total:  $139,812
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
Form 13F Information Table
			Title				Value					Investment	Other			Voting Authority
Name of Issuer		of Class	CUSIP		(x$1000)	Shares		SH/PRN	Discretion	Managers	Sole		Shared	None
First Data Corp         COM		319963104	8,314	 	207,856 	SH	Sole		N/A		207,856 	0	0
Pfizer Incorporated     COM		717081103	8,278 		331,523 	SH	Sole		N/A	  	331,523 	0	0
Tyco Intl Ltd           COM		902124106	8,206 		294,664 	SH	Sole		N/A	  	294,664 	0	0
Coca Cola               COM		191216100	7,902 		182,951 	SH	Sole		N/A		182,951 	0	0
American Intl Group Inc COM		26874107	7,776 		125,494 	SH	Sole		N/A		125,494 	0	0
Berkshire Hathaway Cl B COM		84670207	7,688 		2,815 		SH	Sole		N/A		2,815 		0	0
United Parcel Service B COM		911312106	7,652 		110,688 	SH	Sole		N/A		110,688 	0	0
Anheuser Busch Co Inc   COM		35229103	7,488 		173,980 	SH	Sole		N/A		173,980 	0	0
Intl Game Technology    COM		459902102	7,217 		267,313 	SH	Sole		N/A		267,313 	0	0
Accenture Ltd Cl A      COM		G1150G111	7,150 		280,823 	SH	Sole		N/A		280,823 	0	0
Gap Inc                 COM		364760108	6,695 		384,092 	SH	Sole		N/A		384,092 	0	0
Merck & Co Inc          COM		589331107	6,621 		243,333 	SH	Sole		N/A		243,333 	0	0
Tribune Company New     COM		896047107	6,534 		192,800 	SH	Sole		N/A		192,800 	0	0
Gannett Co Inc Del      COM		364730101	6,510 		94,584 		SH	Sole		N/A		94,584 		0	0
Microsoft Corp          COM		594918104	6,386 		248,208 	SH	Sole		N/A		248,208 	0	0
Hasbro Inc              COM		418056107	6,264 		318,765 	SH	Sole		N/A		318,765 	0	0
Mc Donalds Corp         COM		580135101	6,137 		183,243 	SH	Sole		N/A		183,243 	0	0
Wal-Mart Stores Inc     COM		931142103	5,617 		128,188 	SH	Sole		N/A		128,188 	0	0
M B N A Corporation     COM		55262L100	4,385 		177,949 	SH	Sole		N/A		177,949 	0	0
Pitney Bowes Inc        COM		724479100	2,048 		49,075 		SH	Sole		N/A		49,075 		0	0
Waste Management Inc    COM		94106L109	1,589 		55,549 		SH	Sole		N/A		55,549 		0	0
Home Depot Inc          COM		437076102	1,411 		37,005 		SH	Sole		N/A		37,005 		0	0
Fifth Third Bancorp     COM		316773100	1,401 		38,128 		SH	Sole		N/A		38,128 		0	0
Amgen Inc               COM		31162100	275 		3,456 		SH	Sole		N/A		3,456 		0	0
Cisco Systems Inc       COM		17275R102	266 		14,869 		SH	Sole		N/A		14,869 		0	0